Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENT

NOTE 8 — FAIR VALUE MEASUREMENT

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation as of September 30, 2024 and December 31, 2023 under Level 3.

	Fair Value Measurement as of
	September 30,	December 31,
	2024	2023
2022 and 2023 Convertible Notes	$18,482,353	$36,283,891
Whiskey Special Ops 2023 Notes	14,283,752	1,452,562
Warrant Liabilities 2022 and 2023	856,614	794,868
Warrant Liabilities Whiskey Special Ops	18,658	1,512,692
Acquisition Contingency Liabilities	127,076	—
Total Liabilities at Fair Value	$33,768,453	$40,044,013

In November of 2023, the Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering) for common stock and prepaid warrants effective as of June 30, 2023. (See Note 5.) As of September 30, 2024, the $415,265 decrease in fair value of the 2022 and 2023 Convertible Notes, is included as a gain in the change in fair value of convertible notes in the Company’s condensed consolidated statement of operations. As further discussed below, such valuation reflecting the fixed number of shares and prepaid warrants exchanged for the convertible notes as impacted by the valuation methodologies and inputs, including an estimated common stock share value of $7.50 ($13.16 post split) per share as of March 31, 2024; as compared to a subsequent share value of $5.00 per share as of September 30, 2024; and, subsequent to September 30, 2024, $4.00 per share, upon the November 25, 2024 initial public offering at $4.00 per share.

As of June 30, 2024, the then outstanding $13,978,467 in aggregate fair value, of the Whiskey Notes and related Warrants (Warrant Liability), in accordance with a Subscription Exchange Agreement, exchanged (contingent upon the consummation of the Company’s initial public offering) for a total of 2,399,090 shares of common stock and 546,927 prepaid warrants to purchase common stock.

As further discussed in Note 7, the Convertible Notes (and related Warrant Liabilities) remain as liabilities on our balance sheet, and the change in their fair value will continue to be recognized as Other Income/(Expense) in the Company’s Statement of Operations, until subsequent to September 30, 2024 (upon the closing of the Company’s IPO (which occurred subsequent to September 30, 2024, on November 25, 2024) — which is the remaining prerequisite for the unconditional conversion of the outstanding indebtedness and related warrants into equity). At which time, the value of the shares and prepaid warrants will be recorded as common stock at the IPO price of $4.00 per share, and the remaining fair value of the Convertible Notes will be recognized as Change in Value of Convertible Notes on the Company’s condensed consolidated statement of operations. (See Note 16.)

Valuation of Acquisition Contingency Liability — In conjunction with the Thinking Tree Spirits acquisition, for the quarter ended March 31, 2024, the Company recorded estimated fair values of $584,203 in estimated future contingent payments. The acquisition was recorded at a fair value probability applied to the contingent earn out payments based on assumptions made at that time. The fair value of the acquisition will be re-measured for each subsequent reporting period until resolution of the contingent earn out payments, and any resulting increases or decreases in fair value, are recorded on the income statement as an operating loss or gain. The recorded fair value of the acquisition was reviewed as of June 30, 2024, with a decrease in valuation for the contingent earn out payments to $127,076, resulting in a decrease in fair value recorded on the income statement as an operating gain of $457,127 for the period ended June 30, 2024. (See Note 10.) As of September 30, 2024, the recorded fair value of the acquisition was reviewed, with no further change in fair value.

Valuation of Convertible Notes — The fair value of the Convertible Notes at issuance and at each reporting period is estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used a probability weighted expected return method (“PWERM”) and the Discounted Cash Flow (“DCF”) method to incorporate estimates and assumptions concerning the Company’s prospects and market indications into a model to estimate the value of the notes. The most significant estimates and assumptions used as inputs in the PWERM and DCF valuation techniques impacting the fair value of the 2022 Notes are the timing and probability of an IPO, deSPAC Merger and default scenario outcomes (see the table below). Specifically, the Company discounted the cash flows for fixed payments that were not sensitive to the equity value of the Company at payment by using annualized discount rates that were applied across valuation dates from issuance dates of the Convertible Notes to September 30, 2024 and December 31, 2023. The discount rates were based on certain considerations including time to payment, an assessment of the credit position of the Company, market yields of companies with similar credit risk at the date of valuation estimation, and calibrated rates based on the fair value relative to the original issue price from the Convertible Notes.

The significant unobservable inputs that are included in the valuation of the 2022 and 2023 Convertible Notes as of September 30, 2024 and December 31, 2023, include:

	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Discount Rate	25 – 75%	25 – 75%	48.5%	48.5%
Expected Term (in years)	0.83	0.83	0.122 – 1.081	0.122 – 1.081
Probability Scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Forced Liquidation	1%		20%
Held to Maturity	1%		10%

The significant unobservable inputs that are included in the valuation of the Whiskey Special Ops 2023 Notes as of September 30, 2024 and December 31, 2023 include:

	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Discount Rate	50.68%	50.68%	54.0%	91.3%
Expected Term (in years)	0.83	0.83	0.125 – .667	0.125 – .667
Probability Scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Forced Liquidation	1%		20%
Held to Maturity	1%		10%

Valuation of Warrant Liabilities — The fair value of the warrant liabilities at issuance and at each reporting period was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The warrants are free-standing instruments and determined to be liability-classified in accordance with ASC 480. The Company used the PWERM and the Monte Carlo Simulation (“MCS”) to incorporate estimates and assumptions concerning the Company’s prospects and market indications into the models to estimate the value of the warrants. The most significant estimates and assumptions used as inputs in the PWERM and MCS valuation techniques impacting the fair value of the warrant liabilities are the timing and probability of IPO, deSPAC Merger and default scenario outcomes (see the table below). The most significant estimates and assumptions used as inputs in the PWERM and MCS valuation techniques impacting the fair value of the warrant liabilities are those utilizing certain weighted average assumptions such as expected stock price volatility, expected term of the warrants, and risk-free interest rates.

The significant unobservable inputs that are included in the valuation of the 2022 Convertible Promissory Notes warrant liabilities as of September 30, 2024 and December 31, 2023, include:

	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Expected Term (in years)	0.122 – 1.081		0.122 – 1.081
Volatility	70%	70%	70%	70%
Risk-free Rate	74%	74%	74%	74%
Probability scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Liquidation	1%		20%
Held to Maturity	1%		10%

The significant unobservable inputs that are included in the valuation of the 2023 Series — Convertible Whiskey Special Ops 2023 Notes warrant liabilities as of September 30, 2024 and December 31, 2023 include:

	September 30, 2024		December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Expected Term (in years)	.83		0.125 – 4.667
Volatility	70%	70%	70%	70%
Risk-free Rate	74%	74%	3.8 – 3.87%	3.8 – 3.87%
Probability scenarios
IPO	98%		70%
deSPAC	0%		0%
Default/Dissolution/Liquidation	1%		20%
Held to Maturity	1%		10%

The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:

See Note (1) below

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities	Acquisition Contingency Liabilities
Balance as of December 31, 2022	$8,041,000	$-	$433,000	$-	$-
Issuance(1)	5,577,126	261,596	12,874	313,404	-
Change in Fair Value(1)	20,230,983	-	345,709	-	-
Balance as of September 30, 2023	$33,849,109	$261,596	$791,583	$313,404	$-

Balance as of December 31, 2023(1)	$36,283,891	$1,452,562	$794,868	$1,512,692	$-
Issuances	-	3,353,850	-	302,020	584,203
Change in Fair Value	(17,801,538)	9,477,340	61,746	(1,796,054)	(457,127)
Balance as of September 30, 2024(1)	$18,482,353	$14,283,752	$856,614	$18,658	$127,076

(1)	The above table has been revised to correct the following misstatements in previously issued interim condensed consolidated financial statements included in the Company’s quarterly report on Form 10-Q for the quarterly period ended September 30, 2024. In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the misstatements from qualitative and quantitative perspectives, and concluded that the misstatements were not material to the interim condensed consolidated financial statements for the quarterly periods ended September 30, 2024 and 2023.

See Note (1) above

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Issuances during 2023
As previously reported	12,854,653
Adjustment	(7,277,527)
As Corrected	5,577,126

Change in fair value in 2023
As previously reported	12,953,456
Adjustment	7,277,527
As Corrected	20,230,983

Balance as of December 31, 2023
As previously reported	33,849,109	261,596	791,583	313,404
Adjustment	2,434,782	1,190,966	3,285	1,199,288
As Corrected	36,283,891	1,452,562	794,868	1,512,692

Balance as of September 30, 2024
As previously reported	16,047,571	13,092,786	853,329	(1,180,630)
Adjustment	2,434,782	1,190,966	3,285	1,199,288
As Corrected	18,482,353	14,283,752	856,614	18,658

NOTE 8 — FAIR VALUE MEASUREMENT

	Fair Value Measurement as of
	December 31, 2023	December 31, 2022
2022 and 2023 Convertible Notes	$36,283,891	$8,041,000
Whiskey Special Ops 2023 Notes	1,452,562	—
Warrant Liabilities 2022 and 2023	794,868	433,000
Warrant Liabilities Whiskey Special Ops	1,512,692	—
Total Liabilities at Fair Value	$40,044,013	$8,474,000

In November of 2023, the aggregate fair value of the Convertible Notes (which was $33,849,109 as of September 30, 2023 and $36,283,891 as of December 31, 2023) was exchanged (contingent upon the consummation of this offering) for common stock and prepaid warrants effective as of June 30, 2023. (See Note 5.).

As further discussed in Note 7, the Convertible Notes (and related Warrant Liabilities) remain on our balance sheet, and the change in their fair value will continue to be recognized as Other Income/(Expense) in our Statement of Operations, until subsequent to December 31, 2023 (upon the effectiveness of the Company’s anticipated IPO — which is the remaining prerequisite for the unconditional conversion of the outstanding indebtedness and related warrants into equity). (See Note 16.)

Valuation of Convertible Notes — The fair value of the Convertible Notes at issuance and at each reporting period is estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used a probability weighted expected return method (“PWERM”) and the Discounted Cash Flow (“DCF”) method to incorporate estimates and assumptions concerning the Company’s prospects and market indications into a model to estimate the value of the notes. The most significant estimates and assumptions used as inputs in the PWERM and DCF valuation techniques impacting the fair value of the 2022 Notes are the timing and probability of an IPO, deSPAC Merger and default scenario outcomes (see the table below). Specifically, the Company discounted the cash flows for fixed payments that were not sensitive to the equity value of the Company at payment by using annualized discount rates that were applied across valuation dates from issuance dates of the Convertible Notes to December 31, 2023 and 2022. The discount rates were based on certain considerations including time to payment, an assessment of the credit position of the Company, market yields of companies with similar credit risk at the date of valuation estimation, and calibrated rates based on the fair value relative to the original issue price from the Convertible Notes.

The significant unobservable inputs that are included in the valuation of the 2022 and 2023 Convertible Notes as of December 31, 2023 and 2022, include:

	December 31, 2023		December 31, 2022
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Discount Rate	48.5%	48.5%	47.2% – 52.2%	48.7%
Expected Term (in years)	0.122 – 1.081	0.122 – 1.081	0.250 – 1.197	0.565
Probability Scenarios
IPO	70%		5% – 20%
deSPAC	0%		20% – 25%
Default/Dissolution/Forced Liquidation	20%		45% – 60%
Held to Maturity	10%		0%

The significant unobservable inputs that are included in the valuation of the Whiskey Special Ops 2023 Notes as of December 31, 2023 include:

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	54%	91.3%
Expected Term (in years)	0.125 – .667	0.125 – .667
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%

Valuation of Warrant Liabilities — The fair value of the warrant liabilities at issuance and at each reporting period was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The warrants are free-standing instruments and determined to be liability-classified in accordance with ASC 480. The Company used the PWERM and the Monte Carlo Simulation (“MCS”) to incorporate estimates and assumptions concerning the Company’s prospects and market indications into the models to estimate the value of the warrants. The most significant estimates and assumptions used as inputs in the PWERM and MCS valuation techniques impacting the fair value of the warrant liabilities are the timing and probability of IPO, deSPAC Merger and default scenario outcomes (see the table below). The most significant estimates and assumptions used as inputs in the PWERM and MCS valuation techniques impacting the fair value of the warrant liabilities are those utilizing certain weighted average assumptions such as expected stock price volatility, expected term of the warrants, and risk-free interest rates.

The significant unobservable inputs that are included in the valuation of the 2022 Convertible Promissory Notes warrant liabilities as of December 31, 2023 and 2022, include:

	December 31, 2023		December 31, 2022
Significant Unobservable Input	Input Range	Weighted Average	Input Range	Weighted Average
Expected Term (in years)	0.122 – 1.081		0.250 – 0.700
Volatility	70%	70%	70.0%	70.0%
Risk-free Rate	74%	74%	2.9% – 4.4%	3.7%
Probability scenarios
IPO	70%		5% – 20%
deSPAC	0%		20% – 25%
Default/Dissolution/Liquidation	20%		45% – 60%
Held to Maturity	10%		0%

The significant unobservable inputs that are included in the valuation of the 2023 Series — Convertible Whiskey Special Ops 2023 Notes warrant liabilities as of December 31, 2023 include:

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.125 – 4.667
Volatility	70%	70%
Risk-free Rate	3.8% – 3.87%	3.8% – 3.87%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%

The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Balance as of January 1, 2022	$—	$—	$—	$—
Initial Fair Value of Instruments	—	—	581,364	—
Issuance	10,158,636	—	—	—
Change in Fair Value	(2,117,636)	—	(148,364)	—
Balance as of December 31, 2022	$8,041,000	$—	$433,000	$—
Issuances	5,577,125	1,353,473	12,874	1,621,527
Change in Fair Value	22,665,765	99,089	348,994	(108,835)
Balance as of December 31, 2023	$36,283,891	$1,452,562	$794,868	$1,512,692